First Eagle International Fund, Inc.
1345 Avenue of the Americas
New York, NY   10105


May 61, 1997
Securities and Exchange Commission
Office of Applications and Report Services
450 Fifth Street, NW
Judiciary Plaza
Washington, DC   20549


CIK: 0000913622

RE:      First Eagle International Fund, Inc.
         (1933 Act file #33-70374; 1940 Act file #811-8082)

Gentlemen:

On behalf of First Eagle International Fund, Inc. (the "Fund"), and pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, I certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section have not differed from that contained in the most recent amended registration statement, the text of which was filed electronically on April 30, 1997.

Sincerely,



/s/Cari Levine
--------------
Cari Levine
Assistant Secretary

cc: W.H. Bohnett, Fulbright & Jaworski L.L.P.